Annual Total Returns[BarChart] - Direxion Daily CSI 300 China A Share Bull 2X Shares - Direxion Daily CSI 300 China A Share Bull 2X Shares	2016	2017	2018	2019	2020
Total	(26.74%)	75.29%	(51.17%)	70.52%	71.70%